Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Preferred A shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Preferred A shares, authorized	100,000		100,000
Preferred A shares, issued	51,282		51,282
Preferred A shares, outstanding	51,282		51,282
Preferred A shares, liquidation preference (in Dollars) | $	$ 10,000		$ 5,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, authorized	99,900,000		99,900,000
Ordinary shares, issued	9,157,324		9,136,600
Ordinary shares, outstanding	9,157,324		9,136,600